23 Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital And Additional Paid-in Capital
Schedule of share capital and additional paid-in capital
	Share capital	Additional paid-in capital	Total

Balance at December 31, 2020 and 2019	38,092	504	38,596